Related party disclosures - Directors’ Interests In An Employee Share Incentive Plan (Details)							12 Months Ended
	Jun. 29, 2020 $ / shares	Jun. 26, 2020 shares	Jul. 01, 2019 $ / shares	Jun. 28, 2019 shares	Jul. 02, 2018 $ / shares	Jun. 29, 2018 shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation							$ 3,958,000	$ 3,495,000	$ 3,944,000
Subscription price (eur per share) | $ / shares							$ 3.45	$ 3.55	$ 3.62
Share-based payment expense							$ 1,307,000	$ 1,106,000	$ 1,397,000
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Termination indemnity amount (in months)							18 months
Percentage of bonus in event of dismissal							150.00%			150.00%
Key management personnel compensation							$ 16,000
Warrants | Board Of Directors [Member]
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares) | shares		36,000		36,000		30,000
Exercise price (usd per share) | $ / shares	$ 1.51		$ 0.89		$ 2.04
Subscription price (eur per share) | € / shares										€ 0.00002778	€ 0.01
Share-based payment expense							$ 163,000	$ 201,000	$ 234,000